American Funds College Target Date Series®

Prospectus Supplement August 29, 2014

(for prospectus dated January 1, 2014)

1.	The table in the summary section of the prospectus under the heading “Shareholder fees” in the “Fees and expenses of the fund” section for each of the funds in the series, with the exception of American Funds College Enrollment Fund, is amended in its entirety as follows:

Shareholder fees (fees paid directly from your investment)
	Share classes
	529-A	529-B	529-C	529-E	529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

2.	The table in the summary section of the prospectus under the heading “Shareholder fees” in the “Fees and expenses of the fund” section for American Funds College Enrollment Fund is amended in its entirety as follows:

Shareholder fees (fees paid directly from your investment)
	Share classes
	529-A	529-B	529-C	529-E	529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

3.	The tables in the summary section of the prospectus under the heading “Example” in the “Fees and expenses of the fund” section for each of the funds in the series are amended in their entirety as follows:

American Funds College 2030 Fund

Share classes	1 year	3 years	5 years	10 years
529-A	$503	$690	$893	$1,477
529-B	668	941	1,140	1,829
529-C	269	544	945	2,065
529-E	115	380	666	1,480
529-F-1	67	233	413	933

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
529-B	$168	$541	$940	$1,829
529-C	169	544	945	2,065

American Funds College 2027 Fund

Share classes	1 year	3 years	5 years	10 years
529-A	$505	$696	$903	$1,499
529-B	668	941	1,140	1,835
529-C	268	541	940	2,054
529-E	114	377	661	1,468
529-F-1	66	230	407	921

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
529-B	$168	$541	$940	$1,835
529-C	168	541	940	2,054

American Funds College Target Date Series / Prospectus Supplement	1

American Funds College 2024 Fund

Share classes	1 year	3 years	5 years	10 years
529-A	$504	$693	$898	$1,488
529-B	665	932	1,124	1,807
529-C	266	535	929	2,033
529-E	112	371	650	1,446
529-F-1	64	223	396	897

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
529-B	$165	$532	$924	$1,807
529-C	166	535	929	2,033

American Funds College 2021 Fund

Share classes	1 year	3 years	5 years	10 years
529-A	$504	$695	$902	$1,499
529-B	663	926	1,114	1,793
529-C	263	528	918	2,010
529-E	109	364	638	1,422
529-F-1	61	216	384	872

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
529-B	$163	$526	$914	$1,793
529-C	163	528	918	2,010

American Funds College 2018 Fund

Share classes	1 year	3 years	5 years	10 years
529-A	$499	$678	$872	$1,432
529-B	656	904	1,077	1,718
529-C	257	508	882	1,935
529-E	103	343	602	1,343
529-F-1	55	195	347	789

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
529-B	$156	$504	$877	$1,718
529-C	157	508	882	1,935

American Funds College 2015 Fund

Share classes	1 year	3 years	5 years	10 years
529-A	$499	$678	$872	$1,432
529-B	656	904	1,077	1,718
529-C	256	504	877	1,924
529-E	102	340	597	1,331
529-F-1	54	192	341	777

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
529-B	$156	$504	$877	$1,718
529-C	156	504	877	1,924

American Funds College Enrollment Fund

Share classes	1 year	3 years	5 years	10 years
529-A	$332	$528	$741	$1,355
529-B	660	919	1,102	1,778
529-C	260	519	902	1,978
529-E	106	354	622	1,388
529-F-1	59	207	369	837

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
529-B	$160	$519	$902	$1,778
529-C	160	519	902	1,978

2	American Funds College Target Date Series / Prospectus Supplement

4.	The sixth paragraph in the summary section of the prospectus under the heading “Principal investment strategies” for each of the funds in the series, with the exception of American Funds College Enrollment Fund, is amended by replacing the paragraph and the chart with the following:

The following chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The allocations shown reflect the fund’s target allocations as of September 14, 2012, the fund’s inception date.

Investment approach

American Funds College Target Date Series Glide Path
Enrollment year

American Funds College Target Date Series / Prospectus Supplement	3

5.	The summary section of the prospectus under the heading “Investment results” for each of the funds in the series is amended by replacing the current disclosure with the disclosure set forth under such fund’s name below.

American Funds College 2030 Fund

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Calendar year total returns for Class 529-A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest  7.58% (quarter ended December 31, 2013)

Lowest  1.22% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 5.79%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share classes	Inception date	1 year	Lifetime
529-A	9/14/2012	18.13%	14.93%
529-B	9/14/2012	17.49	14.95
529-C	9/14/2012	21.47	17.94
529-E	9/14/2012	23.04	18.50
529-F-1	9/14/2012	23.71	19.06

Index		1 year	Lifetime (from Class 529-A inception)
S&P Target Date® To 2030 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)		15.86%	12.45%

4	American Funds College Target Date Series / Prospectus Supplement

American Funds College 2027 Fund

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Calendar year total returns for Class 529-A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest  6.47% (quarter ended December 31, 2013)

Lowest  0.86% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 5.65%.

Average annual total returns
For the periods ended December 31, 2013 (with maximum sales charge):
Share classes	Inception date	1 year	Lifetime
529-A	9/14/2012	14.72%	12.02%
529-B	9/14/2012	13.85	11.92
529-C	9/14/2012	17.89	14.97
529-E	9/14/2012	19.52	15.51
529-F-1	9/14/2012	20.12	16.10

Index		1 year	Lifetime (from Class 529-A inception)
S&P Target Date® To 2025 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)		13.72%	10.87%

American Funds College 2024 Fund

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Calendar year total returns for Class 529-A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest  5.10% (quarter ended December 31, 2013)

Lowest  0.48% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 5.71%.

Average annual total returns
For the periods ended December 31, 2013 (with maximum sales charge):
Share classes	Inception date	1 year	Lifetime
529-A	9/14/2012	10.64%	8.69%
529-B	9/14/2012	9.64	8.52
529-C	9/14/2012	13.63	11.53
529-E	9/14/2012	15.20	12.10
529-F-1	9/14/2012	15.84	12.64

Index		1 year	Lifetime (from Class 529-A inception)
S&P Target Date® To 2025 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)		13.72%	10.87%

American Funds College Target Date Series / Prospectus Supplement	5

American Funds College 2021 Fund

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com

Calendar year total returns for Class 529-A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest  3.82% (quarter ended December 31, 2013)

Lowest  0.00% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 5.00%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share classes	Inception date	1 year	Lifetime
529-A	9/14/2012	6.70%	5.66%
529-B	9/14/2012	5.60	5.39
529-C	9/14/2012	9.52	8.40
529-E	9/14/2012	11.22	8.99
529-F-1	9/14/2012	11.76	9.54

Index		1 year	Lifetime (from Class 529-A inception)
S&P Target Date® To 2020 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)		11.52%	9.23%

American Funds College 2018 Fund

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Calendar year total returns for Class 529-A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest  3.21% (quarter ended March 31, 2013)

Lowest  –0.78% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 4.26%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share classes	Inception date	1 year	Lifetime
529-A	9/14/2012	2.80%	2.45%
529-B	9/14/2012	1.62	2.11
529-C	9/14/2012	5.48	5.11
529-E	9/14/2012	7.05	5.66
529-F-1	9/14/2012	7.70	6.22

Index		1 year	Lifetime (from Class 529-A inception)
S&P Target Date® To 2015 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)		9.16%	7.48%

6	American Funds College Target Date Series / Prospectus Supplement

American Funds College 2015 Fund

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Calendar year total returns for Class 529-A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest  1.01% (quarter ended September 30, 2013)

Lowest  –1.69% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 3.04%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share classes	Inception date	1 year	Lifetime
529-A	9/14/2012	–4.08%	–2.89%
529-B	9/14/2012	–5.55	–3.42
529-C	9/14/2012	–1.65	–0.39
529-E	9/14/2012	–0.18	0.11
529-F-1	9/14/2012	0.25	0.57

Index		1 year	Lifetime (from Class 529-A inception)
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)		–2.02%	–0.79%

American Funds College Enrollment Fund

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Calendar year total returns for Class 529-A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest  0.51% (quarter ended September 30, 2013)

Lowest  –1.50% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 1.94%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share classes	Inception date	1 year	Lifetime
529-A	9/14/2012	–3.82%	–2.93%
529-B	9/14/2012	–7.02	–4.77
529-C	9/14/2012	–3.11	–1.71
529-E	9/14/2012	–1.56	–1.15
529-F-1	9/14/2012	–1.09	–0.72

Index		1 year	Lifetime (from Class 529-A inception)
Barclays Intermediate U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)		–1.02%	–0.35%

American Funds College Target Date Series / Prospectus Supplement	7

6.	The fourth paragraph in the prospectus under the heading “Valuing shares” in the “Purchase, exchange and sales of shares” section is amended in its entirety as follows:

Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. Investors residing in any state may open this type of account and purchase Class 529 shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire. Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-098-0814P Litho in USA CGD/RRD/10039-S44825

American Funds College Target Date Series® Statement of Additional Information Supplement August 29, 2014 (for statement of additional information dated January 1, 2014, as supplemented to date)

The paragraph in the “Management of the fund” section of the statement of additional information under the heading “Fee to Virginia College Savings Plan” is amended in its entirety to read as follows:

With respect to Class 529 shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of .10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds, .07% on net assets between $30 billion and $50 billion, .06% on net assets between $50 billion and $70 billion and .05% on net assets over $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter.

Keep this supplement with your statement of additional information.

MFGEBS-097-0814O CGD/10149-S44822